Preferred Stock and Stockholders' Equity - Additional Information (Detail)			1 Months Ended	12 Months Ended
	Jan. 24, 2022 USD ($) $ / shares shares	Aug. 25, 2021 shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Aug. 24, 2021 shares	Dec. 31, 2020 shares
Class Of Stock [Line Items]
Common stock value issued | $				$ 4,000	$ 4,000
Common stock, shares issued				41,990,383	40,689,975
Proceeds in cash | $				$ 3,000	$ 56,000
Preferred stock, shares authorized				100,000,000	0
Preferred stock, par value | $ / shares				$ 0.0001	$ 0.0001
Preferred stock, shares issued				0	0
Preferred stock, shares outstanding		28,453,228		0	0
Convertible preferred stock exchange ratio		0.09657
Stock options outstanding				8,738,880			4,193,321
Option, exercise price range, lower range limit | $ / shares				$ 100
Option, exercise price range, upper range limit | $ / shares				$ 110
Share-based payment award, expiration period				5 years
Fair value of vested option | $				$ 4,200,000	$ 1,100,000
Intrinsic value of options exercised | $				0	700,000
Share-based payment arrangement, expense | $				5,000,000	$ 1,000,000
Unrecognized compensation cost related to outstanding employee options | $				$ 7,300,000
Expected term (in years)				2 years 4 months 24 days
Unrecognized compensation cost related to outstanding nonemployee options | $				$ 1,500,000
Outstanding non employee expense expected period				1 year
Employee Option [Member]
Class Of Stock [Line Items]
Weighted-average grant date fair value | $ / shares				$ 2.21	$ 4.75
Non-Employee Option [Member]
Class Of Stock [Line Items]
Weighted-average grant date fair value | $ / shares				$ 2.3	$ 8.71
Maximum [Member]
Class Of Stock [Line Items]
Expected term (in years)				6 years 1 month 6 days	6 years 1 month 6 days
2013, Equity Incentive Plan
Class Of Stock [Line Items]
Number of shares reserved for future issuance				0
Stock options outstanding		3,920,657		3,629,846
2021, Equity Incentive Plan
Class Of Stock [Line Items]
Number of shares reserved for future issuance				3,685,451
Number of shares authorized				8,794,485
Shares purchased for award				5,598,409
ATM Offering Program [Member]
Class Of Stock [Line Items]
Common stock, shares issued				478,964
Price of share issued | $ / shares				$ 0.6
Proceeds in cash | $				$ 300,000
Temporary equity underwriting discounts, commissions and fees | $				$ 200,000
ATM Offering Program [Member] | Maximum [Member]
Class Of Stock [Line Items]
Common stock value issued | $			$ 15,000,000
Employee Stock Purchase Plan [Member]
Class Of Stock [Line Items]
Payments of commission percentage			3.00%
Shares fair market value percentage						85.00%
Number of shares reserved for future issuance				1,200,842		880,000
Increase in reserved shares, percentage						1.00%
Stock issued under employee stock purchase plans				86,057
Employee Stock Purchase Plan [Member] | Maximum [Member]
Class Of Stock [Line Items]
Number of shares reserved for future issuance						15,000,000
Common Stock [Member]
Class Of Stock [Line Items]
Preferred stock, shares outstanding		28,453,228
Series A Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, shares outstanding		11,563,819
Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, shares outstanding		10,154,819
Series C Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, shares outstanding		6,734,590
Purchase Agreement [Member]
Class Of Stock [Line Items]
Other expense relating to the commitment fee | $	$ 800,000
lincoln Park [Member]
Class Of Stock [Line Items]
Purchase Agreement	36 months
Initial purchase amount | $	$ 3,000,000
Initial purchase number of shares	557,610
Shares issued, commitment shares	142,939
Price per share | $ / shares				$ 1.74
lincoln Park [Member] | Maximum [Member]
Class Of Stock [Line Items]
Available for sales of common shares under the facility | $	$ 50,000,000
Gross proceeds | $				$ 52,000
lincoln Park [Member] | Common Stock [Member]
Class Of Stock [Line Items]
Ownership percentage	4.99%
lincoln Park [Member] | Common Stock [Member] | Maximum [Member]
Class Of Stock [Line Items]
Purchase shares	30,000
lincoln Park [Member] | Purchase Agreement [Member] | Common Stock [Member]
Class Of Stock [Line Items]
Price per share | $ / shares	$ 6.42
Percentage of common shares outstanding prior to the execution of purchase agreement	19.99%
Aggregate number of common shares	8,133,926
lincoln Park [Member] | Regular Purchase [Member]
Class Of Stock [Line Items]
Trading volume percentage	25.00%
Percentage of common shares outstanding prior to the execution of purchase agreement	97.00%
lincoln Park [Member] | Regular Purchase [Member] | Common Stock [Member]
Class Of Stock [Line Items]
Regular purchase, description	The Regular Purchase Amount may be increased as follows: to up to 50,000 shares if the closing price is not below $5.00, and up to 75,000 shares if the closing price is not below $10.00
Committed obligation amount | $	$ 2,500,000
lincoln Park [Member] | Regular Purchase [Member] | Common Stock [Member] | Maximum [Member]
Class Of Stock [Line Items]
Purchase shares				30,000